Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Information [Abstract]
Segment Information

NOTE 17—SEGMENT INFORMATION

Kennedy-Wilson's business activities currently consist of services and various types of real estate and loan portfolio investments. Kennedy-Wilson's segment disclosure with respect to the determination of segment profit or loss and segment assets is based on these services and its various investments.

SERVICES—Kennedy-Wilson provides a full range of commercial and residential real estate services. These services include property management, leasing, brokerage, asset management, auction and various other specialized commercial and residential real estate services.

INVESTMENTS—With joint venture partners and independently, Kennedy-Wilson invests in commercial and residential real estate where Kennedy-Wilson believes value can be added through company expertise or opportunistic investing. Kennedy-Wilson's current real estate portfolio focuses on commercial buildings and multifamily projects. Kennedy-Wilson also invests in loan portfolios collateralized by various classifications of real estate.

Substantially all of the revenue—related party was generated via inter-segment activity for the three and nine months ended September 30, 2011 and 2010. Generally, this revenue consists of fees earned on investments in which Kennedy-Wilson also has an ownership interest. The amounts representing investments with related parties and non-affiliates are included in the investment segment. No single third party client accounted for 10% or more of Kennedy-Wilson's revenue during any period presented in these financial statements.

There have been no changes in the basis of segmentation or in the basis of measurement of segment profit or loss since the December 31, 2010 financial statements.

The following tables summarize Kennedy-Wilson's income activity by segment for the three and nine months ended September 30, 2011 and 2010 and balance sheet data as of September 30, 2011 and December 31, 2010:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Services
Management fees and commissions	$6,191,000	$4,273,000	$14,499,000	$10,866,000
Management fees and commissions—related party	4,919,000	5,863,000	11,738,000	13,908,000

Total revenue	11,110,000	10,136,000	26,237,000	24,774,000
Operating expenses	7,950,000	7,145,000	19,743,000	18,423,000
Depreciation and amortization	33,000	332,000	98,000	373,000

Total operating expenses	7,983,000	7,477,000	19,841,000	18,796,000
Total operating income	3,127,000	2,659,000	6,396,000	5,978,000

Income before provision for income taxes	$3,127,000	$2,659,000	$6,396,000	$5,978,000

Total assets			$44,540,000	$38,780,000

Investments
Sale of real estate	$—	$—	$417,000	$3,937,000
Rental and other revenue	1,666,000	1,637,000	3,359,000	2,934,000

Total revenue	1,666,000	1,637,000	3,776,000	6,871,000
Operating expenses	4,548,000	8,005,000	13,134,000	16,402,000
Depreciation and amortization	830,000	243,000	1,569,000	708,000

Total operating expenses	5,378,000	8,248,000	14,703,000	17,110,000
Equity in joint venture income	(646,000)	5,191,000	7,229,000	5,162,000
Income from loan pool participations and notes receivable	1,048,000	4,209,000	5,835,000	7,950,000

Total operating income (loss)	(3,310,000)	2,789,000	2,137,000	2,873,000
Remeasurement gain	—	—	6,348,000	2,108,000
Gain on early extinguishment of debt	—	—	—	16,670,000
Interest expense	(73,000)	(283,000)	(225,000)	(528,000)

(Loss) income before provision for income taxes	$(3,383,000)	$2,506,000	$8,260,000	$21,123,000

Total assets			$525,712,000	$400,519,000

Corporate
Operating expenses	$2,140,000	$1,881,000	$6,528,000	$9,005,000
Depreciation and amortization	68,000	41,000	161,000	116,000

Total operating expenses	2,208,000	1,922,000	6,689,000	9,121,000

Total operating loss	(2,208,000)	(1,922,000)	(6,689,000)	(9,121,000)
Interest income	74,000	53,000	264,000	168,000
Interest income—related party	561,000	91,000	970,000	477,000
Loss on early extinguishment of corporate debt	—	(4,788,000)	—	(4,788,000)
Interest expense	(6,044,000)	(1,915,000)	(13,649,000)	(5,964,000)

Loss before provision for income taxes	(7,617,000)	(8,481,000)	(19,104,000)	(19,228,000)
Benefit from (provision) for income taxes	2,997,000	(383,000)	2,162,000	(4,335,000)

Net loss	$(4,620,000)	$(8,864,000)	$(16,942,000)	$(23,563,000)

Total assets			$169,757,000	$48,549,000

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Consolidated
Management fees and commissions	$6,191,000	$4,273,000	$14,499,000	$10,866,000
Management fees and commissions—related party	4,919,000	5,863,000	11,738,000	13,908,000
Sale of real estate	—	—	417,000	3,937,000
Rental and other revenue	1,666,000	1,637,000	3,359,000	2,934,000

Total revenue	12,776,000	11,773,000	30,013,000	31,645,000
Operating expenses	14,638,000	17,031,000	39,405,000	43,830,000
Depreciation and amortization	931,000	616,000	1,828,000	1,197,000

Total operating expenses	15,569,000	17,647,000	41,233,000	45,027,000
Equity in joint venture income	(646,000)	5,191,000	7,229,000	5,162,000
Income from loan pool participations and notes receivable	1,048,000	4,209,000	5,835,000	7,950,000

Total operating income (loss)	(2,391,000)	3,526,000	1,844,000	(270,000)
Interest income	74,000	53,000	264,000	168,000
Interest income—related party	561,000	91,000	970,000	477,000
Remeasurement gain	—	—	6,348,000	2,108,000
Gain on early extinguishment of debt	—	—	—	16,670,000
Loss on early extinguishment of debt	—	(4,788,000)	—	(4,788,000)
Interest expense	(6,117,000)	(2,198,000)	(13,874,000)	(6,492,000)

(Loss) income before provision for income taxes	(7,873,000)	(3,316,000)	(4,448,000)	7,873,000
Benefit from (provision) for income taxes	2,997,000	(383,000)	2,162,000	(4,335,000)

Net (loss) income	$(4,876,000)	$(3,699,000)	$(2,286,000)	$3,538,000

Total assets			$740,009,000	$487,848,000

NOTE 23—SEGMENT INFORMATION

Kennedy-Wilson's business is defined by two core segments: KW Services and KW Investments. KW Services provides a full array of real estate-related services to investors and lenders, with a strong focus on financial institution-based clients. KW Investments invests Kennedy-Wilson capital in multifamily, residential and office properties as well as loans secured by real estate. Kennedy-Wilson's segment disclosure with respect to the determination of segment profit or loss and segment assets is based on these services and investments.

KW SERVICES—Kennedy-Wilson offers a comprehensive line of real estate services for the full life cycle of real estate ownership and investment to clients that include financial institutions, developers, builders and government agencies. Kennedy Wilson provides auction and conventional sales, property management, asset management, leasing, construction management, acquisitions, dispositions and trust services.

KW INVESTMENTS—Kennedy-Wilson, on its own and through joint ventures, is an investor in real estate, including multifamily, residential and office properties as well as loans secured by real estate.

Substantially all of the management fees and commissions – related party revenues were generated via intersegment activity for the years ended December 31, 2010, 2009 and 2008. The amounts representing investments with related parties and non-affiliates are included in the investments segment. No single external customer provided Kennedy-Wilson with 10% or more of its revenues during any period presented in these financial statements.

The following tables summarize the income and expense activity by segment for the year ended December 31, 2010 and total assets as of December 31, 2010.

	Services	Investments	Corporate		Consolidated
Management fees and commissions	$15,272,000	$—	$		$15,272,000
Management fees and commissions—related party	17,792,000	—		—	17,792,000
Sale of real estate	—	3,937,000		—	3,937,000
Sale of real estate—related party	—	9,535,000		—	9,535,000
Rental and other revenue	—	4,000,000		—	4,000,000

Total revenue	33,064,000	17,472,000		—	50,536,000
Operating expenses	23,584,000	26,243,000		18,492,000	68,319,000
Depreciation and amortization	117,000	1,342,000		159,000	1,618,000

Total operating expenses	23,701,000	27,585,000		18,651,000	69,937,000
Equity in joint venture income	—	10,548,000		—	10,548,000
Income from loan pool participations and notes receivable	—	11,855,000		—	11,855,000

Total operating income (loss)	9,363,000	12,290,000		(18,651,000)	3,002,000
Interest income	—	—		192,000	192,000
Interest income—related party	—	—		662,000	662,000
Remeasurement gain	—	2,108,000		—	2,108,000
Gain on early extinguishment of debt	—	16,670,000		—	16,670,000
Loss on early extinguishment of debt	—			(4,788,000)	(4,788,000)
Interest expense	—	(676,000)		(6,958,000)	(7,634,000)

Income (loss) before provision for income taxes	$9,363,000	$30,392,000		(29,543,000)	10,212,000

Provision for income taxes				$(3,727,000)	(3,727,000)

Net income				$(33,270,000)	$6,485,000

Total assets	$38,780,000	$400,519,000		$48,549,000	$487,848,000

Expenditures for long lived assets		$23,764,000			$23,764,000

All of the revenues included in the table above are attributable to the United States, except for $485,000 in rental revenue that is attributable to Japan. This rental revenue was generated from the office building in Japan that had a carrying value of $8,891,000 as of December 31, 2010. The only other activity outside the United States is conducted through Kennedy-Wilson's equity method investment KWR (See Note 7).

The following tables summarize the income and expense activity by segment for the year ended December 31, 2009 and total assets as of December 31, 2009.

	Services	Investments	Corporate	Consolidated
Management fees and commissions	$13,230,000	$—	$—	$13,230,000
Management fees and commissions—related party	10,865,000	—	—	10,865,000
Sale of real estate	—	52,699,000	—	52,699,000
Sale of real estate—related party	—	6,698,000	—	6,698,000
Rental and other revenue	—	2,717,000	26,000	2,743,000

Total revenue	24,095,000	62,114,000	26,000	86,235,000
Operating expenses	20,499,000	49,458,000	23,793,000	93,750,000
Depreciation and amortization	70,000	919,000	133,000	1,122,000

Total operating expenses	20,569,000	50,377,000	23,926,000	94,872,000
Equity in joint venture income	—	8,019,000	—	8,019,000

Total operating income (loss)	3,526,000	19,756,000	(23,900,000)	(618,000)
Interest income	—	—	102,000	102,000
Interest income—related party	—	—	400,000	400,000
Interest expense	—	(5,106,000)	(8,068,000)	(13,174,000)
Other than temporary impairment on available for sale security	—	(328,000)	—	(328,000)

Income (loss) before provision for income taxes	$3,526,000	$14,322,000	(31,466,000)	(13,618,000)

Benefit from income taxes			3,961,000	3,961,000

Net loss			$(27,505,000)	$(9,657,000)

Total assets	$30,600,000	$236,780,000	$68,877,000	$336,257,000

Expenditures for long lived assets		$35,800,000		$35,800,000

All of the revenues included in the table above are attributable to the United States, except for $483,000 in rental revenue that is attributable to Japan. This rental revenue was generated from the office building in Japan that had a carrying value of $8,145,000 as of December 31, 2009. The only other activity outside the United States is conducted through Kennedy-Wilson's equity method investment KWR (See Note 7).

The following tables summarize the income and expense activity by segment for the year ended December 31, 2008 and total assets as of December 31, 2008.

	Services	Investments	Corporate	Consolidated
Management fees and commissions	$16,577,000	$—	$—	$16,577,000
Management fees and commissions—related party	12,675,000	—	—	12,675,000
Rental and other revenue	—	2,973,000	—	2,973,000

Total revenue	29,252,000	2,973,000	—	32,225,000
Operating expenses	21,251,000	8,182,000	2,218,000	31,651,000
Depreciation and amortization	83,000	683,000	154,000	920,000

Total operating expenses	21,334,000	8,865,000	2,372,000	32,571,000
Equity in joint venture income	—	10,097,000	—	10,097,000

Total operating income (loss)	7,918,000	4,205,000	(2,372,000)	9,751,000
Interest income	—	—	221,000	221,000
Interest income—related party	—	—	341,000	341,000
Interest expense	—	(1,974,000)	(6,622,000)	(8,596,000)
Other than temporary impairment on available for sale security	—	—	(445,000)	(445,000)

Income (loss) before provision for income taxes	$7,918,000	$2,231,000	(8,877,000)	1,272,000

Provision for income taxes			(605,000)	(605,000)

Net loss			$(9,482,000)	$667,000

Total assets	$39,791,000	$175,368,000	$40,724,000	$255,883,000

Expenditures for long lived assets		$41,460,000		$41,460,000

All of the revenues included in the table above are attributable to the United States, except for $198,000 in rental revenue that is attributable to Japan. This rental revenue was generated from the office building in Japan that had a carrying value of $8,428,000 as of December 31, 2008. The only other activity outside the United States is conducted through Kennedy-Wilson's equity method investment KWR (See Note 7).